Significant accounting policies	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies	Significant accounting policies:
The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, unless otherwise indicated. Certain prior year comparative figures have been reclassified to comply with current year presentation.
(a) Basis of consolidation:
The consolidated financial statements include the accounts of the Corporation and its principal subsidiaries as follows:

	Percentage ownership
	2019	2018
Guangzhou Ballard Power Systems Co., Ltd.	100%	100%
Ballard Hong Kong Ltd.	100%	100%
Ballard Unmanned Systems (formerly named Protonex Technology Corporation)	100%	100%
Ballard Services Inc.	100%	100%
Ballard Fuel Cell Systems Inc.	100%	100%
Ballard Power Systems Europe A/S	100%	100%
Ballard Power Corporation	100%	100%
4.  Significant accounting policies (cont'd):
(a) Basis of consolidation (cont'd):
The Corporation also has a non-controlling, 49% interest, in Weichai Ballard Hy-Energy Technologies Co., Ltd ("Weichai Ballard JV") and a non-controlling, 10% interest, in Guangdong Synergy Ballard Hydrogen Power Co., Ltd (“Synergy Ballard JVCo”). Both of these associated companies are accounted for using the equity method of accounting.
Subsidiaries are entities controlled by the Corporation. The Corporation controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns though its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions are eliminated in the consolidated financial statements.
(i) Weichai Ballard JV
On November 13, 2018, the Corporation, through Ballard Hong Kong Ltd ("BHKL"), entered into an agreement with Weichai Power Co., Ltd ("Weichai Power") to create a new limited liability company based in China called Weichai Ballard Hy-Energy Technologies Co., Ltd ("Weichai Ballard JV") . The purpose of Weichai Ballard JV is to manufacture the Corporation's next-generation liquid-cooled fuel cell stack ("LCS") and LCS-based power modules for bus, commercial truck and forklift applications with certain exclusive rights in China. Under the agreement, Weichai is to contribute RMB 561,000,000 ($80,560,000 equivalent at December 31, 2019 exchange rate) and the Corporation is to contribute RMB 539,000,000 ($77,976,000 equivalent at December 31, 2019 exchange rate) representing 51% and 49% of the registered capital in Weichai Ballard JV, respectively. The parties will make these contributions in cash over a four year period and are not obligated to contribute any additional capital in excess of the amounts noted above.
During 2018, the Corporation made an initial capital contribution of $14,286,000 (RMB 98,000,000 equivalent). During 2019, the Corporation made two additional capital contributions totalling $20,944,000 (RMB 143,325,000 equivalent). Weichai Power and the Corporation are committed to fund pro rata shares of Weichai Ballard JV based on an agreed business plan. Weichai Power holds three of five Weichai Ballard JV board seats and the Corporation holds two, with the Corporation having certain shareholder protection provisions. Weichai Ballard JV is not controlled by the Corporation and therefore is not consolidated. The Corporation's 49% investment in Weichai Ballard JV is accounted for using the equity method of accounting.
(ii) Guangzhou Ballard Power Systems
On January 10, 2017, the Corporation incorporated Guangzhou Ballard Power Systems Co., Ltd. ("GBPS"), a 100% wholly foreign-owned enterprise ("WFOE") in China to serve as the Corporation's operations entity for all of China.
(iii) Ballard Power Systems Europe
On January 5, 2017, the Corporation purchased the remaining 43% interest in its European subsidiary, Ballard Power Systems Europe A/S ("BPSE"), held by Dansk Industri Invest A/S for a nominal value, thus resulting in the Corporation now owning 100% of BPSE.
(iv) Synergy Ballard JVCo
On September 26, 2016, the Corporation, through BHKL, entered into a joint venture agreement with Guangdong Nation Synergy Hydrogen Power Technology Co., Ltd (“Synergy”) to create a new limited liability company based in China called Guangdong Synergy Ballard Hydrogen Power Co., Ltd (“Synergy Ballard JVCo”). The purpose of Synergy Ballard JVCo is to manufacture fuel cell stacks utilizing the Corporation's FCvelocity®-9SSL fuel cell stack technology for use primarily in fuel cell engines assembled in China to provide propulsion power for zero-emission fuel cell electric buses and commercial vehicles with certain exclusive rights in China.
4.  Significant accounting policies (cont'd):
(a) Basis of consolidation (cont'd):
(iv) Synergy Ballard JVCo (cont'd)
In setting up the joint venture, as specified in the Equity Joint Venture Agreement (“EJV”) dated September 26, 2016, Synergy contributed RMB 60,300,000 ($9,000,000) and the Corporation contributed RMB 6,700,000, ($971,000) in March 2017 representing 90% and 10% of the registered capital in Synergy Ballard JVCo, respectively. The parties made their contributions in cash and the Corporation is not obligated to contribute any additional capital in excess of the amounts noted above. Synergy Ballard JVCo is not controlled by the Corporation and therefore is not consolidated. The Corporation’s 10% investment in Synergy Ballard JVCo is accounted for using the equity method of accounting.
(v) Ballard Hong Kong Ltd
On July 19, 2016, the Corporation incorporated Ballard Hong Kong Ltd (“BHKL”), a 100% owned holding company in Hong Kong, China.
(vi) Ballard Unmanned Systems
On October 1, 2015, the Corporation acquired Ballard Unmanned Systems (formerly named Protonex Technology Corporation ("Protonex") prior to January 1, 2019), a designer and manufacturer of advanced power management products and portable fuel cell solutions.
(b) Foreign currency:
(i) Foreign currency transactions
Transactions in foreign currencies are translated to the respective functional currencies of the Corporation and its subsidiaries at the exchange rate in effect at the transaction date. Monetary assets and liabilities denominated in other than the functional currency are translated at the exchange rates in effect at the balance sheet date. The resulting exchange gains and losses are recognized in earnings. Non-monetary assets and liabilities denominated in other than the functional currency that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in other than the functional currency are translated using the exchange rate at the date of the transaction.
(ii) Foreign operations
The assets and liabilities of foreign operations are translated to the presentation currency using exchange rates at the reporting date. The income and expenses of foreign operations are translated to the presentation currency using exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.
(c) Financial instruments:
(i) Financial assets
The Corporation initially recognizes loans and receivables and deposits on the date that they originated and all other financial assets on the trade date at which the Corporation becomes a party to the contractual provisions of the instrument. The Corporation derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers substantially all the risks and rewards of ownership of the financial asset.
4.  Significant accounting policies (cont'd):
(c) Financial instruments (cont'd):
Financial assets at fair value through profit or loss
Financial assets are classified as measured at: amortized cost; fair value through other comprehensive income ("FVOCI") or fair value through profit or loss ("FVTPL"). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification. The Corporation's financial assets which consist primarily of cash and cash equivalents, trade and other receivables, and contract assets are classified at amortized cost.
The Corporation also periodically enters into foreign exchange forward contracts and platinum futures contracts to limit its respective exposure to foreign currency rate fluctuations and platinum price fluctuations. These derivatives are recognized initially at fair value and are recorded as either assets or liabilities based on their fair value. Subsequent to initial recognition, these derivatives are measured at fair value and changes to their value are recorded through profit or loss.
(ii) Financial liabilities
Financial liabilities comprise the Corporation’s trade and other payables. The financial liabilities are initially recognized on the date they are originated and are derecognized when the contractual obligations are discharged or cancelled or expire. These financial liabilities are recognized initially at fair value and subsequently are measured at amortized costs using the effective interest method, when materially different from the initial amount. Fair value is determined based on the present value of future cash flows, discounted at the market rate of interest.
(iii) Share capital
Share capital is classified as equity. Incremental costs directly attributable to the issue of shares and share options are recognized as a deduction from equity. When share capital is repurchased, the amount of the consideration paid, including directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from equity. When treasury shares are subsequently reissued, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is transferred to or from retained earnings.
(d) Inventories:
Inventories are recorded at the lower of cost and net realizable value. The cost of inventories is based on the first-in first-out principle, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes materials, labor and appropriate share of production overhead based on normal operating capacity. Costs of materials are determined on an average per unit basis.
Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. In establishing any impairment of inventory, management estimates the likelihood that inventory carrying values will be affected by changes in market demand, technology and design, which would impair the value of inventory on hand.
4.   Significant accounting policies (cont'd):
(e)  Property, plant and equipment:
(i) Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. The cost of self-constructed assets includes the cost of materials, costs directly attributable to bringing the assets to a working condition for their intended use, and the costs of dismantling and removing items and restoring the site on which they are located. If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.
Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.
(ii) Subsequent expenditures
Subsequent expenditures are capitalized only if it is probable that the future economic benefits associated with the expenditures will flow to the Corporation.
(iii) Depreciation
Depreciation is calculated to write-off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss.
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Computer equipment	3 to 10 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years

Leased assets are depreciated over the shorter of the lease term or their useful lives unless it is reasonably certain that the Corporation will obtain ownership by the end of the lease term.

Right-of-use asset - Property	2 to 15 years
Right-of-use asset - Office equipment	2 to 5 years
Right-of-use asset - Vehicle	5 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
(f) Leases:
IFRS 16 Leases introduced a single, on-balance sheet accounting model for lessees. As a result, the Corporation, as a lessee, has recognized right-of-use assets representing its rights to use the underlying assets, and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.

The Corporation has applied IFRS 16 Leases using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 Leases and IFRIC 4. The details of accounting policies under IAS 17 Leases and IFRIC 4 are disclosed separately if they are different from those under IFRS 16 Leases and the impact of changes is disclosed in note 3.
4. Significant accounting policies (cont'd):

(f) Leases (cont'd)

Accounting policy applicable from January 1, 2019

At inception of a contract, the Corporation assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Corporation assesses whether:

•the contract involves the use of an identified asset - this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

•the Corporation has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and

•the Corporation has the right to direct the use of the asset. The Corporation has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where all the decisions about how and for what purpose the asset is used are predetermined, the Corporation has the right to direct the use of the asset if either:

◦the Corporation has the right to operate the asset; or
◦the Corporation designed the asset in a way that predetermines how and for what purpose it will be used.

This policy is applied to contracts entered into, or changed, on or after January 1, 2019.

i. As a Lessee

The Corporation recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Corporation’s incremental borrowing rate. Generally, the Corporation uses its incremental borrowing rate as the discount rate.
4.  Significant accounting policies (cont'd):
(f) Leases (cont'd)

Lease payments included in the measurement of the lease liability comprise:

•Fixed payments, including in-substance fixed payments;
•Variable lease payments that depend on an index or a rate, initially measured using the index or rate at the commencement date;
•Amounts expected to be payable under a residual value guarantee; and
•The exercise price under a purchase option that the Corporation is reasonably certain to exercise, lease payments in an optional renewal period if the Corporation is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Corporation is reasonably certain not to terminate early.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Corporation’s estimate of the amount expected to be payable under a residual value guarantee or if the Corporation changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Corporation presents right-of-use assets in ‘Property, plant and equipment’ and lease liabilities in ‘Lease liability’ in the statement of financial position.

The Corporation has elected not to recognize right-of-use assets and lease liabilities for short-term leases of properties, equipment and vehicles that have a lease term of 12 months or less. The Corporation recognizes the lease payments associated with these leases as an operating expense on a straight-line basis over the lease term.

ii.  As a Lessor

When the Corporation is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset, and makes an overall assessment of whether the lease transfers to the lessee substantially all of the risks and rewards of ownership incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Corporation considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

The Corporation recognizes lease payments received under operating leases as income on a straight-line basis over the lease term in operating expense.

The accounting policies applicable to the Corporation as a lessor in the comparative period were not different from IFRS 16 Leases. However, when the Corporation was an intermediate lessor the sub-leases were classified with reference to the underlying asset.

Accounting policy applicable before January 1, 2019

Leases where the Corporation assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Other leases are operating leases and not recognized in the statement of financial position.
4.  Significant accounting policies (cont'd):
(f) Leases (cont'd)

Minimum lease payments made under finance leases are apportioned between finance expense and reduction of the outstanding liability. Finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Payments made under operating leases are recognized in income on a straight-line basis over the term of the lease. Lease incentives received are recognized as a reduction to the lease expense over the term of the lease.

(g) Goodwill and intangible assets:
(i) Recognition and measurement

Goodwill	Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.
Research and development	Expenditure on research activities is recognized in profit or loss as incurred.
Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.
Intangible assets	Intangible assets, including patents, know-how, in-process research and development, trademarks and service marks and software systems that are acquired or developed by the Corporation and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

(ii) Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditures on internally generated goodwill, are recognized in profit or loss as incurred.
(iii) Amortization
Amortization is calculated to write-off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is recognized in profit or loss. Goodwill is not amortized.
The estimated useful lives for current and comparative periods are as follows:

Internally generated fuel cell intangible assets	3 to 5 years
Patents, know-how and in-process research & development	5 to 20 years
ERP management reporting software system	5 to 10 years
Trademarks and service marks	15 years
Domain names	15 years
Customer base and relationships	10 years
Acquired non-compete agreements	1 year

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
4.  Significant accounting policies (cont'd):
(h) Impairment:
(i) Financial assets
An ‘expected credit loss’ ("ECL") model applies to financial assets measured at amortized cost and debt investments at FVOCI, but not to investments in equity instruments. The Corporation's financial assets measured at amortized cost and subject to the ECL model consist primarily of trade receivables and contract assets.

In applying the ECL model, loss allowances are measured on either of the following bases:
•12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and
•lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

The Corporation has elected to measure loss allowances for trade receivables and contract assets at an amount equal to lifetime ECLs.
When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Corporation considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on historical experience and informed credit assessment and including forward-looking information.
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that we expect to receive). ECLs are discounted at the effective interest rate of the financial asset. At each reporting date, we assess whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. Impairment (losses) recoveries related to trade receivables and contract assets are presented separately in the statement of profit or loss.
(ii) Non-financial assets
The carrying amounts of the Corporation’s non-financial assets other than inventories are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill and intangible assets that have indefinite useful lives, the recoverable amount is estimated annually.
The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs to sell is defined as the estimated price that would be received on the sale of the asset in an orderly transaction between market participants at the measurement date. For the purposes of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other groups of assets.
The allocation of goodwill to cash-generating units reflects the lowest level at which goodwill is monitored for internal reporting purposes.
4.  Significant accounting policies (cont'd):
(h) Impairment (cont'd):
(ii) Non-financial assets (cont'd)
An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in net loss. Impairment losses recognized in respect of the cash generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units, and then to reduce the carrying amounts of the other assets in the unit on a pro-rata basis.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
(i) Provisions:
A provision is recognized if, as a result of a past event, the Corporation has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the liability. The unwinding of the discount is recognized as a finance expense.
Warranty provision
A provision for warranty costs is recorded on product sales at the time the sale is recognized. In establishing the warranty provision, management estimates the likelihood that products sold will experience warranty claims and the estimated cost to resolve claims received, taking into account the nature of the contract and past and projected experience with the products.
Decommissioning liabilities
Legal obligations to retire tangible long-lived assets are recorded at the net present value of the expected costs of settlement at acquisition with a corresponding increase in asset value. These include assets leased under operating leases. The liability is accreted over the life of the asset to the ultimate settlement amount and the increase in asset value is depreciated over the remaining useful life of the asset.
(j) Revenue recognition:
The Corporation generates revenues primarily from product sales, the license and sale of intellectual property and fundamental knowledge, and the provision of engineering services and technology transfer services. Product revenues are derived primarily from standard product sales contracts and from long-term fixed price contracts. Intellectual property and fundamental knowledge license revenues are derived primarily from standard licensing and technology transfer agreements. Engineering service and technology transfer services revenues are derived primarily from cost-plus reimbursable contracts and from long-term fixed price contracts.

Revenue is recognized when a customer obtains control of the goods or services. Determining the timing of the transfer of control, at a point in time or over time, requires judgment. On standard product sales contracts, revenues are recognized when customers obtain control of the product, that is when transfer of title and risks and rewards of ownership of goods have passed and when obligation to pay is considered certain. Invoices are generated and revenue is recognized at that point in time. Provisions for warranties are made at the time of sale.
4.  Significant accounting policies (cont'd):
(j) Revenue recognition (cont'd):
On standard licensing and technology transfer agreements, revenues are recognized on the transfer of rights to a licensee, when it is determined to be distinct from other performance obligations, and if the customer can direct the use of, and obtain substantially all of the remaining benefits from the license as it exists at the time of transfer. In other cases, the proceeds are considered to relate to the right to use the asset over the license period and the revenue is recognized over that period. If it is determined that the license is not distinct from other performance obligations, revenue is recognized over time as the customer simultaneously receives and consumes the benefit.

On cost-plus reimbursable contracts, revenues are recognized as costs are incurred, and include applicable fees earned as services are provided.

On long-term fixed price contracts, the customer controls all of the work in progress as the services are being provided. This is because under these contracts, the deliverables are made to a customer’s specification, and if a contract is terminated by the customer, then the Corporation is entitled to reimbursement of the costs incurred to date plus the applicable gross margin. Therefore, revenue from these contracts and the associated costs are recognized as the costs are incurred over time.

On long-term fixed price contracts, revenues are recognized over time using cumulative costs incurred to date relative to total estimated costs at completion to measure progress towards satisfying performance obligations. Generally, revenue is recognized by multiplying the expected consideration by the ratio of cumulative costs incurred to date to the sum of incurred and estimated costs for completing the performance obligation. The cumulative effect of changes to estimated revenues and estimated costs for completing a contract are recognized in the period in which the revisions are identified. In the event that the estimated costs exceed the expected revenues on a contract, such loss is recognized in its entirety in the period it becomes known.

Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.
(k) Finance income and expense:
Finance income comprises interest income on funds invested, gains on the disposal of available-for-sale financial assets and changes in the fair value of financial assets at fair value through profit or loss. Interest income is recognized as it accrues in income, using the effective interest method.
Finance expense comprise interest expense on capital leases, unwinding of the discount on provisions, changes in the fair value of financial assets at fair value through profit or loss and impairment losses recognized on financial assets. Foreign currency gains and losses are reported on a net basis.
(l) Income taxes:
The Corporation follows the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the financial statement carrying values of assets and liabilities and their respective income tax bases (temporary differences) and for loss carry forwards. The resulting changes in the net deferred tax asset or liability are included in income.
Deferred tax assets and liabilities are measured using enacted, or substantively enacted, tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities, of a change in tax rates, is included in income in the period that includes the substantive enactment date. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
4.  Significant accounting policies (cont'd):
(m) Employee benefits:
Defined contribution plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts.
Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.
Defined benefit plans
A defined benefit plan is a post-employment pension plan other than a defined contribution plan. The Corporation’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. Any unrecognized past service costs and the fair value of any plan assets are deducted. The discount rate is the yield at the reporting date on AA credit-rated bonds that have maturity dates approximating the terms of the Corporation’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The calculation is performed annually by a qualified actuary using the projected unit credit method.
When the calculation results in a benefit to the Corporation, the recognized asset is limited to the total of any unrecognized past service costs and the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in the Corporation. An economic benefit is available to the Corporation if it is realizable during the life of the plan, or on settlement of the plan liabilities.
The Corporation recognizes all remeasurements arising from defined benefit plans, which comprise actuarial gains and losses, immediately in other comprehensive income. Remeasurements recognized in other comprehensive income are not recycled through profit or loss in subsequent periods.
Other long-term employee benefits
The Corporation’s net obligation in respect of long-term employee benefits other than pension plans is the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value, and the fair value of any related assets is deducted. The discount rate is the yield at the reporting date on AA credit-rated bonds that have maturity dates approximating the terms of the Corporation’s obligations. The calculation is performed using the projected unit credit method. Any actuarial gains and losses are recognized in other comprehensive income or loss in the period in which they arise.
Termination benefits
Termination benefits are recognized as an expense (restructuring expense recorded in other operating expense) when the Corporation is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Corporation has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting period, then they are discounted to their present value.
4.  Significant accounting policies (cont'd):
(m) Employee benefits (cont'd):
Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.
A liability is recognized for the amount expected to be paid under short-term cash bonus or profit sharing plans if the Corporation has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
(n) Share-based compensation plans:
The Corporation uses the fair-value based method of accounting for share-based compensation for all awards of shares and share options granted. The resulting compensation expense, based on the fair value of the awards granted, excluding the impact of any non-market service and performance vesting conditions, is charged to income over the period that the employees unconditionally become entitled to the award, with a corresponding increase to contributed surplus.
Fair values of share options are calculated using the Black-Scholes valuation method as of the grant date and adjusted for estimated forfeitures. For awards with graded vesting, the fair value of each tranche is calculated separately and recognized over its respective vesting period. Non-market vesting conditions are considered in making assumptions about the number of awards that are expected to vest. At each reporting date, the Corporation reassesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revision in the income statement with a corresponding adjustment to contributed surplus.
The Corporation issues shares and share options under its share-based compensation plans as described in note 19. Any consideration paid by employees on exercise of share options or purchase of shares, together with the amount initially recorded in contributed surplus, is credited to share capital.
(o) Earnings (loss) per share:
Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period, adjusted for treasury shares. Diluted earnings per share is calculated using the treasury stock method.
Under the treasury stock method, the dilution is calculated based upon the number of common shares issued should deferred share units (“DSUs”), restricted share units (“RSUs”), and “in the money” options, if any, be exercised. When the effects of outstanding stock-based compensation arrangements would be anti-dilutive, diluted loss per share is not calculated.
(p) Government assistance and investment tax credits:
Government assistance and investment tax credits are recorded as either a reduction of the cost of the applicable assets, or credited against the related expense incurred in the statement of comprehensive loss, as determined by the terms and conditions of the agreements under which the assistance is provided to the Corporation or the nature of the expenditures which gave rise to the credits. Government assistance and investment tax credit receivables are recorded when their receipt is reasonably assured.
(q) Segment reporting:
An operating segment is a component of the Corporation that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Corporation’s other components. Segment results include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets, head office expenses, and income tax assets and liabilities.